Fair Value Measurements (Details 4) (USD $)	Dec. 31, 2013 Non-covered loans	Jun. 30, 2014 PCI loans Covered loans	Dec. 31, 2013 PCI loans Covered loans	Nov. 30, 2012 PlainsCapital	Nov. 30, 2012 PlainsCapital PCI loans	Dec. 31, 2013 PlainsCapital PCI loans Non-covered loans	Dec. 31, 2012 PlainsCapital PCI loans Non-covered loans	Sep. 13, 2013 FNB Bank	Sep. 13, 2013 FNB Covered loans Bank	Sep. 13, 2013 FNB PCI loans Bank	Dec. 31, 2013 Level 3 PCI loans Covered loans	Dec. 31, 2013 Level 3 PCI loans Non-covered loans	Jun. 30, 2014 Non-recurring Level 2 Estimated fair value Covered loans	Dec. 31, 2013 Non-recurring Level 2 Estimated fair value Covered loans	Jun. 30, 2014 Non-recurring Level 2 Estimated fair value Non-covered loans	Dec. 31, 2013 Non-recurring Level 2 Estimated fair value Non-covered loans	Dec. 31, 2012 Non-recurring Level 2 Estimated fair value Non-covered loans	Nov. 30, 2012 Non-recurring Level 3 PlainsCapital PCI loans	Sep. 13, 2013 Non-recurring Level 3 FNB Covered loans Bank	Sep. 13, 2013 Non-recurring Level 3 FNB PCI loans	Jun. 30, 2014 Non-recurring Level 3 Estimated fair value Covered loans	Dec. 31, 2013 Non-recurring Level 3 Estimated fair value Covered loans
Fair value measurements
Fair value of loans acquired				$ 3,195,309,000	$ 172,864,000			$ 1,159,467,000		$ 822,831,000								$ 172,900,000		$ 822,800,000
Carrying value of loans acquired		595,218,000	729,156,000			100,392,000	166,780,000				729,200,000	100,400,000
Allowance for loan losses	3,137,000		882,000								900,000	3,100,000
Fair value of PCI loans acquired											728,300,000	97,300,000
Acquired OREO								135,200,000	135,187,000										135,200,000
Other real estate owned													$ 142,200,000	$ 142,800,000	$ 4,400,000	$ 4,800,000	$ 11,100,000				$ 142,200,000	$ 142,800,000